                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.   20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [_];  Amendment Number:
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings
                                 [_] entries.

Institutional Investment Manager Filing this Report:

Name:     David A. Charnes
Address:  CSX Capital Management, Inc.
          901 East Cary Street, Suite 1600
          Richmond, VA  23219

Form 13F File Number:   28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David A. Charnes
Title:    Vice President
Phone:    (804) 782-6738

Signature, Place, and Date of Signing

     /s/ David A. Charnes               Richmond, VA        January 31, 2002
-------------------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              39

Form 13F Information Table Value Total:    $131,338,805


List of Other Included Managers:   None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                          Form 13F INFORMATION TABLE

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
           Name of Issuer   Title of Class     CUSIP         Value         Shares or
                                                                           Prin Amt

---------------------------------------------------------------------------------------
GENUINE PT CO                    Common       372460-10       4,220,500       115,000
---------------------------------------------------------------------------------------
CHUBB CORP                       Common       171232-10       3,795,000        55,000
---------------------------------------------------------------------------------------
CATERPILLER INC COM              Common       149123-10       4,180,000        80,000
---------------------------------------------------------------------------------------
ANDREW CORP COM                  Common       034425-10       1,094,500        50,000
---------------------------------------------------------------------------------------
INTL BUSINESS MACH CORP COM      Common       459200-10       3,628,800        30,000
---------------------------------------------------------------------------------------
SCHERING-PLOUGH CORP COM         Common       806605-10       3,581,000       100,000
---------------------------------------------------------------------------------------
KIMBERLY-CLARK CORP              Common       494368-10       3,887,000        65,000
---------------------------------------------------------------------------------------
PITNEY BOWES INC COM             Common       724479-10       4,137,100       110,000
---------------------------------------------------------------------------------------
BELLSOUTH CORP COM               Common       079860-10       3,433,500        90,000
---------------------------------------------------------------------------------------
MERCK & COMPANY                  Common       589331-10       3,234,000        55,000
---------------------------------------------------------------------------------------
FORTUNE BRANDS INC               Common       349631-10       4,948,750       125,000
---------------------------------------------------------------------------------------
EXXON MOBIL CORP COM             Common       30231G-10       2,947,500        75,000
---------------------------------------------------------------------------------------
HEWLETT-PACKARD CO               Common       428236-10       2,054,000       100,000
---------------------------------------------------------------------------------------
DOW JONES & CO INC COM           Common       260561-10       2,736,500        50,000
---------------------------------------------------------------------------------------
CHEVRON TEXACO CORP              Common       166764-10       5,376,600        60,000
---------------------------------------------------------------------------------------
INTL PAPER CO COM                Common       460146-10       3,228,000        80,000
---------------------------------------------------------------------------------------
DUKE ENERGY CORP COM             Common       264399-10       2,944,500        75,000
---------------------------------------------------------------------------------------
V F CORP COM                     Common       918204-10       3,901,000       100,000
---------------------------------------------------------------------------------------
WEYERHAEUSER CO                  Common       962166-10       3,515,200        65,000
---------------------------------------------------------------------------------------
GATX CORP                        Common       361448-10       2,439,000        75,000
---------------------------------------------------------------------------------------
ELECTRA DATA SYS CORP COM        Common       285661-10       3,427,500        50,000
---------------------------------------------------------------------------------------
DEERE & CO                       Common       244199-10       4,366,000       100,000
---------------------------------------------------------------------------------------
MINN MNG & MFG CO. COM           Common       604059-10       3,250,775        27,500
---------------------------------------------------------------------------------------
EATON CORP                       Common       278058-10       3,720,500        50,000
---------------------------------------------------------------------------------------
MORGAN J P CHASE & CO            Common       46625H-10       3,271,500        90,000
---------------------------------------------------------------------------------------
NATL CY CORP                     Common       635405-10       3,655,000       125,000
---------------------------------------------------------------------------------------
MARSH & MC LENNAN CO'S INC       Common       571748-10       3,760,750        35,000
---------------------------------------------------------------------------------------
ROWAN CO INC COM                 Common       779382-10       3,874,000       200,000
---------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS COM       Common       92343V-10       2,373,000        50,000
---------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC.          Common       78387G-10       3,917,000       100,000
---------------------------------------------------------------------------------------
ANHEUSER-BUSCH CO INC COM        Common       035229-10       2,938,650        65,000
---------------------------------------------------------------------------------------
MAYTAG CORP COM                  Common       578592-10       3,103,000       100,000
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                Name of Issuer      Share/    PUT/   Invest.     Other          Voting Authority Shares
                                                                         --------------------------------
                                      PRN     CALL  Discretion   Mgrs.        Sole      Shared     None
---------------------------------------------------------------------------------------------------------
GENUINE PT CO                                          Sole                   115,000
---------------------------------------------------------------------------------------------------------
CHUBB CORP                                             Sole                    55,000
---------------------------------------------------------------------------------------------------------
CATERPILLER INC COM                                    Sole                    80,000
---------------------------------------------------------------------------------------------------------
ANDREW CORP COM                                        Sole                    50,000
---------------------------------------------------------------------------------------------------------
INTL BUSINESS MACH CORP COM                            Sole                    30,000
---------------------------------------------------------------------------------------------------------
SCHERING-PLOUGH CORP COM                               Sole                   100,000
---------------------------------------------------------------------------------------------------------
KIMBERLY-CLARK CORP                                    Sole                    65,000
---------------------------------------------------------------------------------------------------------
PITNEY BOWES INC COM                                   Sole                   110,000
---------------------------------------------------------------------------------------------------------
BELLSOUTH CORP COM                                     Sole                    90,000
---------------------------------------------------------------------------------------------------------
MERCK & COMPANY                                        Sole                    55,000
---------------------------------------------------------------------------------------------------------
FORTUNE BRANDS INC                                     Sole                   125,000
---------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP COM                                   Sole                    75,000
---------------------------------------------------------------------------------------------------------
HEWLETT-PACKARD CO                                     Sole                   100,000
---------------------------------------------------------------------------------------------------------
DOW JONES & CO INC COM                                 Sole                    50,000
---------------------------------------------------------------------------------------------------------
CHEVRON TEXACO CORP                                    Sole                    60,000
---------------------------------------------------------------------------------------------------------
INTL PAPER CO COM                                      Sole                    80,000
---------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP COM                                   Sole                    75,000
---------------------------------------------------------------------------------------------------------
V F CORP COM                                           Sole                   100,000
---------------------------------------------------------------------------------------------------------
WEYERHAEUSER CO                                        Sole                    65,000
---------------------------------------------------------------------------------------------------------
GATX CORP                                              Sole                    75,000
---------------------------------------------------------------------------------------------------------
ELECTRA DATA SYS CORP COM                              Sole                    50,000
---------------------------------------------------------------------------------------------------------
DEERE & CO                                             Sole                   100,000
---------------------------------------------------------------------------------------------------------
MINN MNG & MFG CO. COM                                 Sole                    27,500
---------------------------------------------------------------------------------------------------------
EATON CORP                                             Sole                    50,000
---------------------------------------------------------------------------------------------------------
MORGAN J P CHASE & CO                                  Sole                    90,000
---------------------------------------------------------------------------------------------------------
NATL CY CORP                                           Sole                   125,000
---------------------------------------------------------------------------------------------------------
MARSH & MC LENNAN CO'S INC                             Sole                    35,000
---------------------------------------------------------------------------------------------------------
ROWAN CO INC COM                                       Sole                   200,000
---------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS COM                             Sole                    50,000
---------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC.                                Sole                   100,000
---------------------------------------------------------------------------------------------------------
ANHEUSER-BUSCH CO INC COM                              Sole                    65,000
---------------------------------------------------------------------------------------------------------
MAYTAG CORP COM                                        Sole                   100,000
---------------------------------------------------------------------------------------------------------

                          Form 13F INFORMATION TABLE

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
           Name of Issuer   Title of Class     CUSIP         Value         Shares or
                                                                           Prin Amt

---------------------------------------------------------------------------------------
CONOCO INC                       Common       208251-30       3,820,500       135,000
---------------------------------------------------------------------------------------
EMERSON ELEC CO                  Common       291011-10       2,569,500        45,000
---------------------------------------------------------------------------------------
UTD TECHNOLOGIES CORP COM        Common       913017-10       3,231,500        50,000
---------------------------------------------------------------------------------------
MEAD CORP                        Common       582834-10       3,089,000       100,000
---------------------------------------------------------------------------------------
PPG IND INC COM                  Common       693506-10       3,879,000        75,000
---------------------------------------------------------------------------------------
IMAGISTICS INT'L INC.            Common       45247T-10         108,680         8,800
---------------------------------------------------------------------------------------
SOUTHTRUST CORP COM              Common       844730-10       3,700,500       150,000
---------------------------------------------------------------------------------------
GRAND TOTAL                                                 131,338,805     3,111,300
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                Name of Issuer      Share/    PUT/   Invest.     Other          Voting Authority Shares
                                                                         --------------------------------
                                      PRN     CALL  Discretion   Mgrs.        Sole      Shared     None
---------------------------------------------------------------------------------------------------------
CONOCO INC                                             Sole                   135,000
---------------------------------------------------------------------------------------------------------
EMERSON ELEC CO                                        Sole                    45,000
---------------------------------------------------------------------------------------------------------
UTD TECHNOLOGIES CORP COM                              Sole                    50,000
---------------------------------------------------------------------------------------------------------
MEAD CORP                                              Sole                   100,000
---------------------------------------------------------------------------------------------------------
PPG IND INC COM                                        Sole                    75,000
---------------------------------------------------------------------------------------------------------
IMAGISTICS INT'L INC.                                  Sole                     8,800
---------------------------------------------------------------------------------------------------------
SOUTHTRUST CORP COM                                    Sole                   150,000
---------------------------------------------------------------------------------------------------------
GRAND TOTAL                                                                 3,111,300
---------------------------------------------------------------------------------------------------------